Condensed Financial Information of the Parent Company (Details 1) ₪ in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2017 ILS (₪)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 ILS (₪)		Dec. 31, 2015 ILS (₪)
Condensed Financial Information [Line Items]
Dividend income		₪ 116		₪ 16	[1]	₪ 15	[1]
Finance income from subsidiaries		314	$ 91	255	[2]	798	[2]
General and administrative expenses		386	111	436	[2]	450	[2]
Finance expenses		1,085	313	1,127	[2]	1,079	[2]
Other expenses		85		193		139
Total expenses	[3]	166		223		755
Income (loss) before taxes on income		1,203	347	817	[2]	112	[2]
Tax expense (income), continuing operations		(327)	(94)	153	[2]	(253)	[2]
Net income (loss) attributed to the Company		493	$ 142	787	[2]	620	[2]
Parent Company [Member]
Condensed Financial Information [Line Items]
Dividend income		206		244		167
Management fees from related companies		3		3		2
Finance income from subsidiaries		170		210		242
Other finance income		258		4		1,133
Total income		637		461		1,544
General and administrative expenses		61		68		53
Finance expenses		582		815		492
Exchange differences on loans to investees				159		391
Other expenses		137		7
Total expenses		780		1,049		936
Income (loss) before taxes on income		(143)		(588)		608
Tax expense (income), continuing operations		22		12		55
Net income (loss) attributed to the Company		₪ (165)		₪ (600)		₪ 553

[1]	Reclassified, refer to Note 2dd.
[2]	Reclassified, refer to note 2ff.
[3]	In 2017 includes an amount of NIS 44 million deriving from an amortization of goodwill in respect of assets disposal and a decrease in tax in Norway. In 2016 includes amount of NIS 163 million (2015-NIS 109 million) due to provision for legal proceedings recognized by ATR, for further details refer to Note 25d2.